Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Other Liabilities Disclosure [Abstract]
Accrued compensation and related benefits	$ 4,086	$ 3,777
Finance lease obligations, non-current	75	162
Other	9	9
Other liabilities	$ 4,170	$ 3,948